Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	€ 109.0
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities		€ 120.8
Opening balance	1,764.3	1,398.4
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9			€ (21.8)
Cash inflow	2.0	355.6
Cash outflow	(44.0)	(5.9)
Interest accretion	5.3	0.0
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		2.5
Exchange movement	15.7	32.7
Fair value changes	0.0	0.0
Other non-cash adjustments	11.2	2.8
Closing balance	1,875.3	1,764.3
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	7.7	3.1
Cash inflow	0.0	3.4
Cash outflow	(72.7)	(59.1)
Interest accretion	73.7	64.4
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		0.0
Exchange movement	(1.1)	(0.8)
Fair value changes	0.0	0.0
Other non-cash adjustments	(3.5)	(3.3)
Closing balance	4.1	7.7
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0.1	0.7
Cash inflow	4.7	0.8
Cash outflow	0.0	0.0
Interest accretion	0.0	0.0
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		0.0
Exchange movement	0.0	0.0
Fair value changes	(5.0)	(1.4)
Other non-cash adjustments	0.0	0.0
Closing balance	(0.2)	0.1
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	(0.3)	42.8
Cash inflow	20.9	13.8
Cash outflow	(4.0)	(3.6)
Interest accretion	0.0	0.0
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		0.0
Exchange movement	0.0	0.0
Fair value changes	(1.3)	(53.3)
Other non-cash adjustments	0.0	0.0
Closing balance	15.3	(0.3)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,885.1	1,376.6
Closing balance		1,885.1
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	7.7	3.1
Closing balance		7.7
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0.1	0.7
Closing balance		0.1
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ (0.3)	42.8
Closing balance		€ (0.3)